Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:
Buildings	$2,155	$2,144
Computers and software	1,397	1,335
Machines	633	593
Office furniture and equipment	536	521
Leasehold improvements	1,299	1,266
Motor Vehicles	851	671

	$6,871	$6,530

Accumulated Depreciation:
Buildings	$76	$19
Computers and software	1,315	1,242
Machines	573	558
Office furniture and equipment	404	391
Leasehold improvements	770	683
Motor Vehicles	465	367

	$3,603	$3,260

Property and equipment, net	$3,268	$3,270